INCOME TAXES (Details) - USD ($)	12 Months Ended				24 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
TAX EXPENSE
Income tax rate (as a percent)		25.00%	25.00%	25.00%
Income tax (benefit) expense		$ 29,445,772	$ 15,488,073	$ (13,030,391)
Hong Kong | THK
TAX EXPENSE
Income tax rate (as a percent)		16.50%	16.50%	16.50%
Income tax (benefit) expense		$ 0	$ 0	$ 0
Singapore | TSI
TAX EXPENSE
Income tax rate (as a percent)		17.00%	17.00%	17.00%
Singapore | TED
TAX EXPENSE
Preferential tax rate (as a percent)		5.00%	5.00%	5.00%
United States | TUH/ TUS/TUP/TP-CA
TAX EXPENSE
Income tax rate (as a percent)		40.00%	40.00%	40.00%
Japan | TJP
TAX EXPENSE
Income tax rate (as a percent)		40.00%	41.00%	40.00%
Germany | TGM
TAX EXPENSE
Income tax rate (as a percent)		27.38%	27.38%	32.90%
In PRC
TAX EXPENSE
Income tax rate (as a percent)		25.00%
In PRC | HNTE
TAX EXPENSE
Preferential tax rate (as a percent)		15.00%
In PRC | Trina China
TAX EXPENSE
Preferential tax rate (as a percent)		25.00%
In PRC | Trina China | HNTE
TAX EXPENSE
Preferential tax rate (as a percent)		15.00%	15.00%
In PRC | Trina China | HNTE | Future
TAX EXPENSE
Preferential tax rate (as a percent)	15.00%
In PRC | TST | HNTE
TAX EXPENSE
Preferential tax rate (as a percent)					15.00%
In PRC | TST | HNTE | Future
TAX EXPENSE
Preferential tax rate (as a percent)	15.00%